Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 97.1%
Alabama - 4.3%
Alabama Special Care Facilities Financing Authority, Revenue Bonds,
5.00%, 11/15/2046	$ 1,825,000	$ 1,927,096
Alabama State University, Revenue Bonds,
BAM,
5.00%, 09/01/2038 - 09/01/2039	6,045,000	6,628,183
Bibb County Board of Education, Special Tax,
Series B, BAM,
4.00%, 04/01/2045 - 04/01/2050	450,000	451,103
Black Belt Energy Gas District, Revenue Bonds,
Fixed until 12/01/2031, 4.00% (A), 06/01/2051	8,925,000	9,173,301
County of Jefferson Sewer Revenue, Revenue Bonds,
Series A, AGM,
5.50%, 10/01/2053	1,015,000	1,069,302
Dekalb-Jackson Cooperative District, Revenue Bonds,
AGM,
4.05%, 01/01/2050	140,000	140,248
Health Care Authority of the City of Huntsville, Revenue Bonds,
Series B-1,
5.00%, 06/01/2038	4,050,000	4,427,413
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (B)	2,850,000	2,918,772
Saraland Board of Education, Special Tax,
Series B, AGM,
4.00%, 06/01/2031	1,100,000	1,201,278
Saraland Public Educational Building Authority, Revenue Bonds,
AGM,
4.00%, 12/01/2030	1,515,000	1,673,525
Southeast Energy Authority Cooperative District, Revenue Bonds,
Series B,
Fixed until 12/01/2031, 4.00% (A), 12/01/2051	43,000,000	43,449,075
University of North Alabama, Revenue Bonds,
Series A, BAM,
4.00%, 11/01/2044	4,760,000	4,853,567

		77,912,863

Alaska - 0.0% (C)
State of Alaska International Airports System, Revenue Bonds,
Series A,
5.00%, 10/01/2031	65,000	69,874

Arizona - 1.8%
Arizona Industrial Development Authority, Revenue Bonds,
4.00%, 02/01/2050	4,600,000	4,544,752
Series A,
4.00%, 10/01/2049	950,000	891,644
5.00%, 03/01/2037	45,000	48,140

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Arizona Industrial Development Authority, Revenue Bonds, (continued)
Series A, BAM,
5.00%, 06/01/2049 - 06/01/2058	$ 17,280,000	$ 18,746,670
Series B,
4.00%, 07/01/2041 - 07/01/2051	1,650,000	1,448,323
City of Litchfield Park Excise Tax Revenue, Revenue Bonds,
4.00%, 07/01/2041	775,000	788,922
County of Pima, Certificate of Participation,
5.00%, 12/01/2026	35,000	36,529
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
5.00%, 07/01/2036	1,440,000	1,478,142
Industrial Development Authority of the County of Pima, Revenue Bonds,
4.00%, 04/01/2035 - 04/01/2036	1,480,000	1,505,558
La Paz County Industrial Development Authority, Revenue Bonds,
4.90%, 06/15/2028 (B)	405,000	404,772
Maricopa County Industrial Development Authority, Revenue Bonds,
4.00%, 07/01/2049 - 07/01/2054	2,295,000	2,178,076
Tempe Industrial Development Authority, Revenue Bonds,
Class A,
4.00%, 12/01/2023 - 12/01/2026	510,000	511,755

		32,583,283

Arkansas - 0.5%
Little Rock School District, General Obligation Limited,
3.00%, 02/01/2026 - 02/01/2030	8,545,000	8,547,593

California - 11.9%
Adelanto Elementary School District Community Facilities District No. 1, Special Tax,
BAM,
5.00%, 09/01/2036 - 09/01/2039	3,150,000	3,581,788
Adelanto School District, Special Tax,
BAM,
4.00%, 09/01/2035 - 09/01/2036	555,000	587,818
Avalon Community Improvement Agency Successor Agency, Tax Allocation,
Series A, AGM,
5.00%, 09/01/2026	155,000	168,517
Baldwin Park / Monrovia School Facilities Grant Financing Authority, Revenue Bonds,
AGM,
3.00%, 10/01/2033	60,000	60,206
4.00%, 10/01/2027	85,000	91,463
Beaumont Public Improvement Authority, Revenue Bonds,
Series A, AGM,
5.00%, 09/01/2038 - 09/01/2049	7,795,000	8,507,759
California Housing Finance Agency, Revenue Bonds,
Series E, FNMA,
2.50%, 02/01/2038	73,877	66,489
California Municipal Finance Authority, Revenue Bonds,
4.00%, 10/01/2050	4,450,000	4,395,663
4.38%, 07/01/2025 (B)	395,000	405,721
5.00%, 01/01/2035 - 01/01/2049	12,485,000	13,831,041

Transamerica Funds	Page 1

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds, (continued)
BAM,
4.00%, 05/15/2034 - 05/15/2040	$ 10,290,000	$ 10,339,165
BAM-TCRS,
5.00%, 05/15/2038 - 05/15/2041	6,780,000	7,233,284
Series A,
4.00%, 11/01/2031 (D)	14,905,000	16,022,243
4.00%, 10/01/2034 - 02/01/2051	12,330,000	12,315,275
4.50%, 06/01/2028 (B)	200,000	202,941
5.00%, 10/01/2044 - 02/01/2047	11,220,000	11,740,378
California Public Finance Authority, Revenue Bonds,
Series A,
4.25%, 06/15/2029 (B)	690,000	689,970
California School Finance Authority, Revenue Bonds,
Series A,
4.00%, 08/01/2025 (B)	300,000	307,111
California Statewide Communities Development Authority, Revenue Bonds,
Series A,
3.00%, 11/01/2022 (B)	140,000	140,093
5.00%, 12/01/2025 - 12/01/2029 (B)	775,000	811,648
5.00%, 08/15/2041 - 08/15/2046	2,260,000	2,382,817
5.75%, 01/15/2045 (B)	100,000	100,420
California Statewide Communities Development Authority, Special Assessment,
4.00%, 09/02/2028 - 09/02/2044	2,840,000	2,881,093
5.00%, 09/02/2034	870,000	955,010
Carmichael Water District, Certificate of Participation,
Series A,
4.00%, 11/01/2037	2,130,000	2,216,364
Cascade Union Elementary School District, General Obligation Unlimited,
Series B, AGM,
4.00%, 08/01/2036	80,000	83,524
Series B, AGM,
4.00%, 08/01/2034 - 08/01/2037	155,000	162,072
Chico Unified School District, General Obligation Unlimited,
Series C,
4.00%, 08/01/2044	1,950,000	1,983,873
Chowchilla Elementary School District, General Obligation Unlimited,
5.00%, 08/01/2048	650,000	698,723
City of Azusa, Special Tax,
AGM,
5.00%, 09/01/2049	1,400,000	1,531,811
City of Beaumont, Special Tax,
5.00%, 09/01/2044	345,000	365,837
City of Lathrop, Special Assessment,
4.00%, 09/02/2022	145,000	145,207
City of Lemoore Water Revenue, Revenue Bonds,
BAM,
5.00%, 06/01/2049	5,675,000	6,249,362
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
5.00%, 05/15/2038	3,080,000	3,255,872
City of Porterville Sewer Revenue, Certificate of Participation,
Series C, AGM,
4.00%, 09/15/2049	3,135,000	3,170,737

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
City of Sacramento, Special Tax,
Series 02,
5.00%, 09/01/2044 - 09/01/2049	$ 2,325,000	$ 2,481,950
Coachella Redevelopment Agency Successor Agency, Tax Allocation,
Series A, AGM,
5.00%, 09/01/2030	275,000	303,815
Colton Joint Unified School District, General Obligation Unlimited,
BAM,
4.00%, 02/01/2033	55,000	57,457
Compton Unified School District, General Obligation Unlimited,
Series B, BAM,
Zero Coupon, 06/01/2034	355,000	234,626
Series B, BAM,
4.00%, 06/01/2049	5,830,000	5,884,995
County of El Dorado, Special Tax,
5.00%, 09/01/2029	1,110,000	1,219,333
BAM,
3.00%, 09/01/2025 - 09/01/2026	260,000	268,633
County of San Bernardino, Special Tax,
4.00%, 09/01/2047	100,000	94,338
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax,
Series A, AGM,
4.00%, 09/01/2029	60,000	62,776
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds,
Series B,
3.00%, 12/01/2031	920,000	920,671
3.25%, 12/01/2036	3,250,000	3,147,419
Desert Community College District, General Obligation Unlimited,
Series A,
4.00%, 08/01/2040 - 08/01/2051	13,415,000	13,544,899
Durham Unified School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 08/01/2037 - 08/01/2038	410,000	418,703
Elk Grove Unified School District, Certificate of Participation,
BAM,
5.00%, 02/01/2027	745,000	820,038
Etiwanda School District, Special Tax,
Series 2,
3.00%, 09/01/2022	85,000	85,042
3.50%, 09/01/2023	75,000	75,631
Eureka City Schools, General Obligation Unlimited,
BAM,
4.00%, 08/01/2038	85,000	87,513
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds,
Series A, AGM,
5.00%, 01/15/2042	70,000	72,582
Glendale Community College District, General Obligation Unlimited,
Series B,
4.00%, 08/01/2050	1,800,000	1,814,246
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series B-2,
Zero Coupon, 06/01/2066	55,000,000	6,996,704
Heber Elementary School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 08/01/2035 - 08/01/2038	360,000	369,430

Transamerica Funds	Page 2

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Konocti Unified School District, General Obligation Unlimited,
AGM,
5.00%, 08/01/2042	$ 630,000	$ 682,308
Lynwood Unified School District, General Obligation Unlimited,
Series B, BAM,
4.00%, 08/01/2045 - 08/01/2049	5,125,000	5,173,231
Madera County Public Financing Authority, Revenue Bonds,
BAM,
4.00%, 10/01/2050	8,130,000	8,196,022
Marin Healthcare District, General Obligation Unlimited,
Series A,
5.00%, 08/01/2041	305,000	335,877
McFarland Unified School District, General Obligation Unlimited,
Series A, BAM,
4.00%, 11/01/2045	500,000	505,865
Menifee Union School District Public Financing Authority, Special Tax,
Series A,
5.00%, 09/01/2023	225,000	231,239
Series A, BAM,
5.00%, 09/01/2029 - 09/01/2034	1,100,000	1,191,431
Mountain House Public Financing Authority, Revenue Bonds,
4.00%, 10/01/2046 - 10/01/2051	4,350,000	4,356,267
Series A, BAM,
4.00%, 12/01/2036 - 12/01/2038	610,000	631,253
Mountain View School District, General Obligation Unlimited,
Series D, AGM,
4.00%, 08/01/2049	625,000	631,833
Oakdale Public Financing Authority, Special Tax,
2.63%, 09/01/2022	110,000	110,013
Ontario International Airport Authority, Revenue Bonds,
Series A, AGM,
5.00%, 05/15/2046	100,000	111,569
Oxnard Financing Authority, Revenue Bonds,
Series A, BAM,
4.00%, 06/01/2055	2,870,000	2,893,380
Palomar Health, Certificate of Participation,
AGM-CR,
4.00%, 11/01/2047	375,000	380,773
Parlier Unified School District, General Obligation Unlimited,
Series B, AGM,
4.00%, 08/01/2048	1,010,000	1,022,363
Pollock Pines Elementary School District, General Obligation Unlimited,
AGM,
4.00%, 08/01/2049	1,565,000	1,579,519
Rancho Cordova Community Facilities District, Special Tax,
Series B,
4.00%, 09/01/2041	325,000	313,858
Rio Elementary School District Community Facilities District, Special Tax,
BAM,
5.00%, 09/01/2029 - 09/01/2032	1,040,000	1,147,088

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
River Islands Public Financing Authority, Revenue Bonds,
AGM,
4.00%, 09/01/2045 - 09/01/2050	$ 2,275,000	$ 2,294,289
River Islands Public Financing Authority, Special Tax,
Series A-1, AGM,
5.25%, 09/01/2052	2,170,000	2,410,928
Robla School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 08/01/2037 - 08/01/2038	1,075,000	1,109,256
San Bernardino County Redevelopment Successor Agency, Tax Allocation,
Series B, AGM,
5.00%, 09/01/2026	150,000	163,081
San Diego Public Facilities Financing Authority, Revenue Bonds,
Series A,
5.00%, 10/15/2044	365,000	389,322
San Diego Unified School District, General Obligation Unlimited,
Series K-2,
Zero Coupon, 07/01/2030	1,045,000	820,118
Series L,
4.00%, 07/01/2049	2,800,000	2,829,620
San Leandro Unified School District, General Obligation Unlimited,
AGC,
Zero Coupon (E), 08/01/2039	305,000	285,180
Sanger Unified School District, Certificate of Participation,
AGM,
5.00%, 06/01/2052	2,500,000	2,553,077
Sanger Unified School District, General Obligation Unlimited,
Series A, BAM,
4.00%, 08/01/2055	1,150,000	1,172,864
Santa Ana Unified School District, General Obligation Unlimited,
Series A,
4.00%, 08/01/2048	4,265,000	4,315,129
Saugus Union School District Financing Authority, Revenue Bonds,
Series A, BAM,
4.00%, 09/01/2049	875,000	887,978
Snowline Joint Unified School District, Special Tax,
Series A,
3.00%, 09/01/2022	280,000	280,146
Stockton Public Financing Authority, Special Tax,
Series A, BAM,
4.00%, 09/02/2030	685,000	725,100
Sunnyvale School District, General Obligation Unlimited,
Series A,
4.00%, 09/01/2050	3,530,000	3,603,518
Sutter Union High School District, General Obligation Unlimited,
BAM,
Zero Coupon, 08/01/2028	140,000	117,950
Tahoe-Truckee Unified School District, Certificate of Participation,
BAM,
4.00%, 06/01/2043	750,000	759,878

Transamerica Funds	Page 3

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Temescal Valley Water District, Special Tax,
4.00%, 09/01/2025	$ 390,000	$ 404,278
Tulare Local Health Care District, General Obligation Unlimited,
BAM,
4.00%, 08/01/2039	1,500,000	1,540,712
Upland Community Facilities District, Special Tax,
Series A,
4.00%, 09/01/2049	650,000	614,087
Washington Township Health Care District, General Obligation Unlimited,
Series DT,
4.00%, 08/01/2034 - 08/01/2036	1,460,000	1,493,394
West Kern Community College District, Certificate of Participation,
AGM,
4.00%, 11/01/2040 - 11/01/2044	990,000	1,004,001

		215,909,891

Colorado - 2.2%
BNC Metropolitan District No. 1, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2032	360,000	403,314
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028 (D)	294,000	289,783
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2037	525,000	530,092
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
Series A,
5.00%, 12/01/2050	2,005,000	1,861,763
Bromley Park Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2031	285,000	323,272
Castle Oaks Metropolitan District No. 3, General Obligation Limited,
AGM,
4.00%, 12/01/2040 - 12/01/2050	2,365,000	2,380,329
City of Arvada, Certificate of Participation,
4.00%, 12/01/2032 - 12/01/2033	1,080,000	1,142,233
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
5.00%, 06/15/2029 - 08/01/2031	1,590,000	1,719,125
Series A,
5.00%, 06/01/2036	200,000	213,069
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
4.00%, 08/01/2049 - 09/01/2050	4,500,000	4,251,118
5.00%, 12/01/2033	100,000	102,644
Series B,
4.00%, 01/01/2040	4,950,000	5,048,217
Denver Health & Hospital Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2040	750,000	722,438

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Erie Commons Metropolitan District No. 2, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2039	$ 1,260,000	$ 1,293,313
Flying Horse Metropolitan District No. 2, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2050	190,000	190,480
Heather Gardens Metropolitan District, General Obligation Unlimited,
AGM,
4.00%, 12/01/2026 - 12/01/2030	570,000	619,951
Highpointe Vista Metropolitan District No. 2, General Obligation Limited,
BAM,
4.00%, 12/01/2046	525,000	558,153
Northglenn Urban Renewal Authority, Tax Allocation,
4.00%, 12/01/2026 - 12/01/2038	1,725,000	1,732,805
Park Creek Metropolitan District, Revenue Bonds,
Series A,
5.00%, 12/01/2032 - 12/01/2037	1,205,000	1,293,708
Series A, AGM,
4.00%, 12/01/2046	6,530,000	6,591,377
Series A, NATL-IBC,
5.00%, 12/01/2045	1,220,000	1,305,246
Rampart Range Metropolitan District No. 5, Revenue Bonds,
4.00%, 12/01/2051	4,000,000	3,250,561
Sand Creek Metropolitan District, General Obligation Limited,
AGM,
4.00%, 12/01/2032	475,000	512,907
Silver Peaks Metropolitan District No. 2, General Obligation Limited,
BAM,
5.00%, 12/01/2037 - 12/01/2042	1,520,000	1,669,076
South Sloan’s Lake Metropolitan District No. 2, General Obligation Limited,
AGM,
4.00%, 12/01/2044	435,000	441,379
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-2,
Zero Coupon (E), 12/01/2051	1,000,000	842,903
Wyndham Hill Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
4.00%, 12/01/2034	540,000	573,699

		39,862,955

Connecticut - 0.6%
City of Hartford, General Obligation Unlimited,
Series A,
5.00%, 04/01/2030	20,000	20,042
Series A, AGM,
5.00%, 07/01/2032	135,000	143,971
Series A, BAM-TCRS,
5.00%, 04/01/2025	765,000	766,893
City of New Haven, General Obligation Unlimited,
Series A,
5.50%, 08/01/2035 - 08/01/2037	555,000	624,340

Transamerica Funds	Page 4

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
City of New Haven, General Obligation Unlimited, (continued)
Series A, BAM-TCRS,
5.00%, 08/01/2037	$ 335,000	$ 366,546
Series B, BAM,
5.00%, 08/15/2025	40,000	43,432
Connecticut Housing Finance Authority, Revenue Bonds,
Series 24,
3.80%, 06/15/2031	120,000	124,813
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series A, AGM-CR,
2.13%, 07/01/2031	7,790,000	7,049,391
Series B-2,
2.75%, 01/01/2026 (B)	650,000	634,634
State of Connecticut, General Obligation Unlimited,
Series B,
4.00%, 03/01/2029	25,000	25,275
Town of Hamden, General Obligation Unlimited,
BAM,
6.00%, 08/15/2033	290,000	341,257
Series A, BAM,
5.00%, 08/01/2027	440,000	494,045

		10,634,639

Delaware - 0.1%
Delaware Municipal Electric Corp., Revenue Bonds,
Series A, BAM,
5.00%, 10/01/2035 - 10/01/2038	1,400,000	1,613,868
Delaware State Economic Development Authority, Revenue Bonds,
5.00%, 08/01/2049	375,000	377,883

		1,991,751

District of Columbia - 1.6%
District of Columbia, Revenue Bonds,
4.00%, 07/01/2049	1,000,000	926,963
5.00%, 07/01/2052	1,000,000	1,021,282
Series A,
4.13%, 07/01/2027	810,000	801,989
5.00%, 07/01/2032	1,500,000	1,514,892
District of Columbia Housing Finance Agency, Revenue Bonds,
Series A,
3.70%, 09/01/2033	1,510,000	1,541,936
District of Columbia Water & Sewer Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2023	25,000	25,142
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds,
AGM,
4.00%, 10/01/2052	20,000,000	20,017,808
Series B, AGM,
4.00%, 10/01/2053	1,220,000	1,211,825
Series B, AGM-CR,
6.50% (E), 10/01/2044	1,065,000	1,289,395
Series C, AGC,
6.50% (E), 10/01/2041	285,000	338,532

		28,689,764

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida - 2.8%
Board of Governors International University Dormitory Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 07/01/2032	$ 2,195,000	$ 2,382,840
City of Cape Coral Water & Sewer Revenue, Special Assessment,
AGM,
2.13%, 09/01/2022	80,000	80,048
2.75%, 09/01/2026	55,000	56,493
City of Fort Myers, Revenue Bonds,
4.00%, 12/01/2032 - 12/01/2033	310,000	324,829
City of Jacksonville, Revenue Bonds,
Series C,
5.00%, 10/01/2031	100,000	100,578
City of Miami Parking System Revenue, Revenue Bonds,
BAM,
5.00%, 10/01/2028 - 10/01/2029	745,000	864,967
City of Orlando Tourist Development Tax Revenue, Revenue Bonds,
Series A, AGM,
5.00%, 11/01/2027 - 11/01/2031	3,730,000	4,222,788
Series B, AGM,
5.00%, 11/01/2025 - 11/01/2038	7,820,000	8,630,887
City of Tallahassee, Revenue Bonds,
5.00%, 10/01/2023	55,000	55,326
City of Tampa, Revenue Bonds,
Series B,
4.00%, 07/01/2045	1,000,000	995,228
5.00%, 07/01/2050	500,000	536,315
Florida Development Finance Corp., Revenue Bonds,
AGM,
4.00%, 02/01/2042 - 02/01/2046	5,765,000	5,746,161
Series A,
5.00%, 06/15/2035 - 06/15/2040	2,000,000	2,096,910
Florida Higher Educational Facilities Financial Authority, Revenue Bonds,
5.00%, 04/01/2035	1,050,000	1,110,516
Florida Keys Aqueduct Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2049	500,000	527,257
Florida State Board of Governors, Revenue Bonds,
Series A, AGM,
5.00%, 11/01/2028	390,000	448,882
Herons Glen Recreation District, Special Assessment,
BAM,
3.00%, 05/01/2034 - 05/01/2035	405,000	396,103
Hillsborough County Industrial Development Authority, Revenue Bonds,
4.00%, 08/01/2055	6,040,000	5,603,573
Lee County Industrial Development Authority, Revenue Bonds,
5.00%, 11/15/2039 - 11/15/2044	3,500,000	3,678,221
Miami-Dade County Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2047 (B)	1,875,000	1,710,896
North Sumter County Utility Dependent District, Revenue Bonds,
5.00%, 10/01/2042	135,000	135,792

Transamerica Funds	Page 5

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
North Sumter County Utility Dependent District, Revenue Bonds, (continued)
BAM,
5.00%, 10/01/2036 - 10/01/2037	$ 500,000	$ 571,702
Orange County Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2033 - 10/01/2034	7,810,000	8,305,901
Palm Beach County Health Facilities Authority, Revenue Bonds,
5.00%, 05/15/2032	900,000	918,734
St. Johns County Industrial Development Authority, Revenue Bonds,
4.00%, 12/15/2022 - 12/15/2024	370,000	369,524
Village Community Development District No. 12, Special Assessment,
3.25%, 05/01/2023 (B)	95,000	95,246
Volusia County School Board, Certificate of Participation,
Series A, BAM,
5.00%, 08/01/2028	325,000	357,569

		50,323,286

Georgia - 4.0%
Bibb County Development Authority, Revenue Bonds,
5.25%, 06/01/2050	4,920,000	5,482,150
City of Bainbridge Combined Utility Revenue, Revenue Bonds,
BAM,
4.00%, 12/01/2051	875,000	874,201
Cobb County Kennestone Hospital Authority Revenue, Revenue Bonds,
5.00%, 04/01/2050	7,075,000	7,662,429
Cornelia Urban Redevelopment Agency, Revenue Bonds,
AGM,
5.00%, 10/01/2054	1,140,000	1,263,612
Development Authority of Lagrange, Revenue Bonds,
4.50%, 10/15/2031	1,975,000	1,939,852
Fulton County Development Authority Revenue, Revenue Bonds,
4.00%, 07/01/2039 - 04/01/2050	10,985,000	10,874,495
Gainesville & Hall County Hospital Authority, Revenue Bonds,
Class A,
4.00%, 02/15/2051	10,785,000	10,631,110
George L Smith II Congress Center Authority, Revenue Bonds,
4.00%, 01/01/2036	1,250,000	1,208,255
Georgia Housing & Finance Authority, Revenue Bonds,
Series A-1,
3.25%, 12/01/2037	1,320,000	1,287,357
Main Street Natural Gas, Inc., Revenue Bonds,
Series A,
5.00%, 05/15/2049	3,570,000	3,928,854
Municipal Electric Authority of Georgia, Revenue Bonds,
AGM,
5.00%, 01/01/2062	25,650,000	27,048,230

		72,200,545

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Guam - 0.0% (C)
Guam Government Waterworks Authority, Revenue Bonds,
5.00%, 07/01/2025 - 07/01/2031	$ 260,000	$ 278,176

Idaho - 0.3%
County of Nez Perce, Revenue Bonds,
2.75%, 10/01/2024	4,500,000	4,500,846
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.00%, 07/01/2026 (B)	100,000	101,611
4.63%, 07/01/2029 (B)	170,000	176,860

		4,779,317

Illinois - 16.2%
Adams County School District No. 172, General Obligation Unlimited,
AGM,
3.00%, 02/01/2033	335,000	336,895
4.00%, 02/01/2032 - 02/01/2035	3,000,000	3,108,600
5.00%, 02/01/2029	1,320,000	1,446,192
Berwyn Municipal Securitization Corp., Revenue Bonds,
Series A, AGM- CR,
5.00%, 01/01/2035	8,230,000	9,334,682
Carol Stream Park District, General Obligation Unlimited,
BAM,
5.00%, 01/01/2037	1,375,000	1,500,153
Channahon Park District, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/15/2038	50,000	51,865
Chicago Board of Education, General Obligation Unlimited,
Series A, NATL,
Zero Coupon, 12/01/2022	25,000	24,792
Chicago O’Hare International Airport, Revenue Bonds,
Series D, BAM-TCRS,
5.00%, 01/01/2039	25,000	25,246
City of Chicago Wastewater Transmission Revenue, Revenue Bonds,
AGM-CR,
5.00%, 01/01/2024	100,000	100,263
Series A, AGM,
5.25%, 01/01/2042	645,000	701,212
City of Chicago Waterworks Revenue, Revenue Bonds,
5.00%, 11/01/2028	500,000	522,286
AGM-CR,
5.00%, 11/01/2027	165,000	166,155
City of Country Club Hills, General Obligation Unlimited,
BAM,
4.00%, 12/01/2028 - 12/01/2031	1,340,000	1,426,962
4.50%, 12/01/2030 - 12/01/2031	1,295,000	1,331,972
City of East Moline, General Obligation Unlimited,
Series A, AGM,
4.00%, 01/15/2036 - 01/15/2037	1,100,000	1,136,951
City of Monmouth, General Obligation Unlimited,
Series A, AGM,
Zero Coupon, 12/01/2044	100,000	34,747

Transamerica Funds	Page 6

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Peoria, General Obligation Unlimited,
Series B, BAM-TCRS,
5.00%, 01/01/2026 - 01/01/2027	$ 1,320,000	$ 1,454,623
City of Rock Island, General Obligation Unlimited,
Series B, AGM,
4.00%, 12/01/2030	255,000	279,452
City of Waukegan, General Obligation Unlimited,
Series A, AGM,
5.00%, 12/30/2035 - 12/30/2036	2,220,000	2,479,383
Series B, AGM,
5.00%, 12/30/2030 - 12/30/2032	1,620,000	1,817,916
Cook & Will Counties Community College District No. 515, General Obligation Limited,
5.00%, 12/01/2024	45,000	48,041
Cook & Will Counties School District No. 194, General Obligation Limited,
Series B, BAM,
5.00%, 12/01/2033	775,000	830,673
Cook & Will Counties School District No. 194, General Obligation Unlimited,
BAM,
4.13%, 12/01/2035	680,000	709,753
Cook County Community College District No. 508, General Obligation Unlimited,
5.00%, 12/01/2022 - 12/01/2024	1,375,000	1,404,664
BAM-TCRS,
5.25%, 12/01/2027 - 12/01/2043	3,050,000	3,172,660
Cook County High School District No. 209 Proviso Township, General Obligation Limited,
Series B, AGM,
5.00%, 12/01/2032	1,500,000	1,723,389
Cook County School District No. 111, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2037	2,350,000	2,640,303
Cook County School District No. 111, General Obligation Unlimited,
AGM,
4.00%, 12/01/2033 - 12/01/2034	1,195,000	1,242,369
Cook County School District No. 149, General Obligation Limited,
Series A-1, AGM,
4.00%, 12/01/2028	980,000	1,020,944
Cook County School District No. 160, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/01/2026 - 12/01/2027	235,000	254,616
Cook County School District No. 94, General Obligation Unlimited,
BAM,
4.00%, 12/01/2037 - 12/01/2040	1,230,000	1,278,771
Cook County Township High School District No. 220, General Obligation Unlimited,
BAM,
5.00%, 12/01/2028 - 12/01/2034	1,265,000	1,457,836
County of Cook, General Obligation Unlimited,
Series C, AGM-CR,
5.00%, 11/15/2024	1,500,000	1,513,777

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
County of Logan, General Obligation Unlimited,
Series B, BAM,
3.25%, 11/01/2037	$ 50,000	$ 50,142
County of Sangamon, General Obligation Limited,
BAM,
4.00%, 12/15/2040	300,000	310,706
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Limited,
Series B, BAM,
4.00%, 02/01/2039 - 02/01/2040	805,000	835,917
Douglas & Champaign Counties Community Unit School District No. 302, General Obligation Unlimited,
Series B, AGM,
4.00%, 12/01/2034	385,000	409,974
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited,
Series A, AGM,
5.00%, 08/15/2028	150,000	163,798
Illinois Finance Authority, Revenue Bonds,
4.00%, 08/01/2032 - 08/15/2038	20,415,000	19,908,993
5.00%, 08/01/2025 - 04/01/2034	4,805,000	5,221,289
AGM,
4.00%, 12/01/2023	140,000	144,074
5.00%, 12/01/2036	1,900,000	2,063,681
Series A,
4.00%, 11/01/2023 - 05/01/2050	2,005,000	1,850,913
4.13%, 05/15/2047	5,335,000	5,335,076
5.00%, 08/15/2023 - 11/01/2029	4,795,000	5,055,056
Illinois Housing Development Authority, Revenue Bonds,
FNMA,
2.63%, 09/01/2032	1,421,689	1,348,084
Illinois Sports Facilities Authority, Revenue Bonds,
BAM-TCRS,
5.00%, 06/15/2029	1,980,000	2,254,434
Illinois State Toll Highway Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2044	1,500,000	1,653,666
Series B,
5.00%, 01/01/2037	40,000	42,632
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited,
Series A,
5.00%, 01/01/2033	135,000	140,777
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited,
Series D,
5.00%, 01/01/2025 - 01/01/2026	130,000	135,922
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/01/2039	1,300,000	1,338,207
Series B,
3.50%, 01/01/2027	135,000	137,274
Series B, BAM,
4.00%, 01/01/2034 - 01/01/2036	1,785,000	1,874,484

Transamerica Funds	Page 7

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Macon County School District No. 61, General Obligation Unlimited,
AGM,
5.00%, 12/01/2040	$ 550,000	$ 616,298
Series C, AGM,
4.00%, 01/01/2040 - 01/01/2045	4,305,000	4,370,026
Macoupin Sangamon & Montgomery Counties Community Unit School District, General Obligation Unlimited,
BAM,
4.50%, 12/01/2036 - 12/01/2041	1,625,000	1,674,148
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited,
BAM,
5.00%, 12/01/2030	3,270,000	3,736,056
Series B, BAM,
3.50%, 03/01/2029	1,700,000	1,747,090
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation Unlimited,
Series A, AGM,
5.00%, 11/01/2031 - 11/01/2033	3,530,000	3,923,971
Series A, BAM-TCRS,
5.00%, 11/01/2026	975,000	1,040,719
McHenry County Community Unit School District No. 12, General Obligation Unlimited,
BAM,
5.00%, 01/01/2035	2,625,000	2,802,429
McHenry County Conservation District, General Obligation Unlimited,
5.00%, 02/01/2026	110,000	118,534
McLean County Public Building Commission, Revenue Bonds,
4.00%, 12/01/2034	1,245,000	1,269,603
Metropolitan Pier & Exposition Authority, Revenue Bonds,
NATL,
5.70% (E), 06/15/2023	165,000	169,774
Series B, BAM-TCRS,
5.00%, 06/15/2052	315,000	335,681
Northeastern Illinois University, Certificate of Participation,
AGM,
4.00%, 07/01/2025	145,000	148,432
Northern Illinois University, Certificate of Participation,
AGM,
5.00%, 09/01/2024	105,000	111,018
Northern Illinois University, Revenue Bonds,
BAM,
4.00%, 10/01/2043	1,250,000	1,234,444
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	4,495,000	4,511,958
5.00%, 04/01/2027	355,000	393,308
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited,
Series C, AGM,
4.00%, 12/01/2026 - 12/01/2029	625,000	643,411
Regional Transportation Authority, Revenue Bonds,
Series A, NATL,
5.50%, 07/01/2025	65,000	71,737

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Rock Island County Public Building Commission, Revenue Bonds,
AGM,
5.00%, 12/01/2025 - 12/01/2041	$ 1,530,000	$ 1,708,483
Sales Tax Securitization Corp., Revenue Bonds,
BAM-TCRS,
5.00%, 01/01/2038	6,525,000	7,171,870
Sangamon County Water Reclamation District, General Obligation Unlimited,
Series A, BAM-TCRS,
4.00%, 01/01/2044	14,135,000	14,499,416
Sangamon Logan & Menard Counties Community Unit School District No. 15, General Obligation Unlimited,
Series B, BAM,
4.00%, 12/01/2038 - 12/01/2040	1,270,000	1,336,735
5.00%, 12/01/2036	345,000	394,670
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.00%, 02/15/2026	455,000	465,393
Southern Illinois University, Revenue Bonds,
BAM,
4.00%, 04/01/2028 - 04/01/2040	775,000	787,544
Southwestern Illinois Development Authority, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 10/15/2026	1,000,000	1,097,510
St. Clair County School District No. 119, General Obligation Unlimited,
Series A, AGM,
4.00%, 04/01/2038	500,000	536,646
State of Illinois, General Obligation Unlimited,
5.00%, 11/01/2035 - 11/01/2038	6,210,000	6,514,814
5.25%, 07/01/2030	1,020,000	1,046,287
5.50%, 07/01/2025 - 05/01/2039	5,910,000	6,555,472
5.75%, 05/01/2045	810,000	908,736
BAM-TCRS,
4.00%, 06/01/2041	17,115,000	16,881,669
Series A,
4.00%, 01/01/2030	225,000	225,199
Series B,
4.00%, 12/01/2039	1,250,000	1,210,581
5.00%, 12/01/2032 - 10/01/2033	19,760,000	21,858,833
Series C,
5.00%, 11/01/2029	8,865,000	9,634,955
Taylorville Community Unit School District No. 3, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2040	585,000	608,296
Tazewell County School District No. 51, General Obligation Unlimited,
NATL,
9.00%, 12/01/2022	770,000	789,034
University of Illinois, Revenue Bonds,
Series A, AGM,
4.00%, 04/01/2043	5,825,000	5,774,540
Village of Bedford Park Water System Revenue, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2026	95,000	99,595

Transamerica Funds	Page 8

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Bellwood, General Obligation Unlimited,
AGM,
5.00%, 12/01/2027	$ 235,000	$ 251,770
Series B, AGM,
3.00%, 12/01/2029	1,000,000	1,014,716
Village of Calumet Park, General Obligation Unlimited,
BAM,
4.00%, 12/01/2022 - 12/01/2032	2,020,000	2,125,227
Village of Crestwood, General Obligation Unlimited,
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,395,000	2,415,834
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	7,305,000	7,561,673
Village of Dolton, General Obligation Unlimited,
Series A, AGC,
4.50%, 12/01/2024	300,000	300,583
Village of Franklin Park, Revenue Bonds,
BAM,
5.00%, 04/01/2026	230,000	249,046
Village of Lombard, General Obligation Unlimited,
5.00%, 01/01/2024	250,000	260,627
Village of Lyons, General Obligation Unlimited,
Series B, BAM,
4.00%, 12/01/2036 - 12/01/2037	2,055,000	2,218,643
5.00%, 12/01/2032	125,000	126,298
Series C, BAM,
4.00%, 12/01/2023	235,000	236,897
Village of Matteson, Revenue Bonds,
BAM,
5.00%, 12/01/2024 - 12/01/2035	3,610,000	4,048,147
Village of Montgomery, Special Assessment,
BAM,
2.85%, 03/01/2024	136,000	137,836
3.00%, 03/01/2025	130,000	132,721
3.10%, 03/01/2026	190,000	195,731
3.30%, 03/01/2028	182,000	188,784
3.40%, 03/01/2029	658,000	681,557
3.45%, 03/01/2030	124,000	128,248
Village of Mundelein, General Obligation Unlimited,
AGM,
4.00%, 12/15/2039	720,000	743,124
Village of Rosemont, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/01/2049	27,180,000	27,735,902
5.00%, 12/01/2042	11,270,000	12,772,976
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2023 - 06/01/2033	2,250,000	2,183,903
Western Illinois University, Revenue Bonds,
BAM,
5.00%, 04/01/2024	145,000	152,109

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Will County Community High School District No. 210, General Obligation Unlimited,
Series A, AGM-CR,
5.00%, 01/01/2027	$ 3,475,000	$ 3,518,260
Will County Community Unit School District No. 201, General Obligation Limited,
Series C, AGM,
5.00%, 01/01/2027	1,075,000	1,184,914

		294,443,683

Indiana - 1.2%
Bloomington Redevelopment District, Tax Allocation,
Series A-1,
5.00%, 02/01/2026 - 02/01/2040	1,600,000	1,799,528
City of Rockport, Revenue Bonds,
Series A,
2.75%, 06/01/2025	1,730,000	1,761,964
Evansville Redevelopment Authority, Revenue Bonds,
BAM,
4.00%, 02/01/2029	1,545,000	1,655,265
Indiana Finance Authority, Revenue Bonds,
5.00%, 10/01/2035	2,245,000	2,450,957
Series A,
3.00%, 11/01/2030	3,470,000	3,282,428
Series B,
3.00%, 11/01/2030	625,000	591,215
Series B,
2.50%, 11/01/2030	2,500,000	2,276,970
Indiana Health Facility Financing Authority, Revenue Bonds,
5.00%, 11/15/2034	1,725,000	1,848,257
Merrillville Building Corp., Revenue Bonds,
BAM,
4.00%, 07/15/2036 - 12/15/2039	2,620,000	2,768,925
Merrillville Redevelopment Authority, Revenue Bonds,
BAM,
4.00%, 07/15/2036 - 12/15/2039	2,810,000	2,960,262
Wawasee High School Building Corp., Revenue Bonds,
5.00%, 07/15/2038	1,075,000	1,188,073

		22,583,844

Iowa - 0.5%
Iowa Finance Authority, Revenue Bonds,
5.00%, 05/15/2041 - 05/15/2047	7,840,000	7,803,635
Series A,
4.00%, 05/15/2053	2,500,000	1,961,751

		9,765,386

Kansas - 0.1%
Marais Des Cygnes Public Utility Authority, Revenue Bonds,
AGM,
3.00%, 12/01/2026 - 12/01/2027	445,000	458,909
University of Kansas Hospital Authority, Revenue Bonds,
Series A,
5.00%, 03/01/2047	730,000	827,871

		1,286,780

Transamerica Funds	Page 9

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky - 3.1%
City of Winchester Combined Utilities Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 07/01/2029	$ 285,000	$ 309,780
County of Hardin, Revenue Bonds,
AGM,
5.75%, 08/01/2033 - 08/01/2045	105,000	109,227
County of Knox, General Obligation Unlimited,
BAM,
5.00%, 10/01/2035	585,000	655,036
Kentucky Bond Development Corp., Revenue Bonds,
BAM,
5.00%, 09/01/2049	16,590,000	18,165,652
Kentucky Economic Development Finance Authority, Revenue Bonds,
Series A, AGM,
5.00%, 12/01/2045 - 12/01/2047	9,555,000	10,602,414
Kentucky Municipal Power Agency, Revenue Bonds,
NATL,
5.00%, 09/01/2032	1,000,000	1,111,455
Series A,
Fixed until 03/01/2026, 3.45% (A), 09/01/2042	2,450,000	2,427,730
Kentucky State Property & Building Commission, Revenue Bonds,
BAM-TCRS,
5.00%, 04/01/2029	3,150,000	3,523,821
Kentucky State University, Certificate of Participation,
BAM,
4.00%, 11/01/2041 - 11/01/2046	2,850,000	2,923,746
Louisville & Jefferson County Visitors & Convention Commission, Revenue Bonds,
AGM-CR,
4.00%, 06/01/2026 - 06/01/2029	11,025,000	11,756,488
Louisville / Jefferson County Metropolitan Government, Revenue Bonds,
Series A,
4.00%, 10/01/2039 - 10/01/2040	460,000	459,020
Morehead State University, Revenue Bonds,
Series A,
4.00%, 04/01/2030 - 04/01/2032	435,000	452,634
Nicholas County School District Finance Corp., Revenue Bonds,
2.00%, 02/01/2023	55,000	55,101
3.00%, 02/01/2028	115,000	117,097
Northern Kentucky University, Revenue Bonds,
Series A, AGM,
4.00%, 09/01/2030	950,000	1,004,083
Paducah Electric Plant Board, Revenue Bonds,
Series A, AGM,
5.00%, 10/01/2030 - 10/01/2032	1,260,000	1,413,877
University of Louisville, Revenue Bonds,
Series B, BAM,
4.00%, 09/01/2031	595,000	632,627

		55,719,788

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana - 2.8%
Jefferson Sales Tax District, Revenue Bonds,
Series B, AGM,
4.00%, 12/01/2039	$ 1,365,000	$ 1,393,502
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
AGM,
5.00%, 08/01/2026 - 08/01/2029	11,095,000	12,524,910
BAM,
5.00%, 10/01/2028	385,000	444,018
Louisiana Public Facilities Authority, Revenue Bonds,
5.00%, 07/01/2023 - 07/01/2027 (F) (G)	2,860,000	2,688,400
New Orleans Aviation Board, Revenue Bonds,
AGM,
5.00%, 10/01/2033 - 10/01/2048	7,540,000	8,027,931
Parish of St. John the Baptist, Revenue Bonds,
Fixed until 07/01/2024, 2.10% (A), 06/01/2037	1,220,000	1,207,097
Fixed until 07/01/2026, 2.20% (A), 06/01/2037	4,180,000	3,978,370
Series B-2,
Fixed until 07/01/2026, 2.38% (A), 06/01/2037	11,000,000	10,539,179
St. Tammany Parish Hospital Service District No. 1, Revenue Bonds,
Series A,
5.00%, 07/01/2034 - 07/01/2048	8,690,000	9,265,545

		50,068,952

Maine - 0.2%
City of Portland General Airport Revenue, Revenue Bonds,
5.00%, 01/01/2028	385,000	416,269
Maine Governmental Facilities Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2028	275,000	307,013
Maine Health & Higher Educational Facilities Authority Revenue, Revenue Bonds,
4.00%, 07/01/2051	2,665,000	2,569,654
Maine State Housing Authority, Revenue Bonds,
Series B,
3.15%, 11/15/2039	395,000	375,391
Series C,
2.75%, 11/15/2031	950,000	917,621

		4,585,948

Maryland - 2.6%
City of Rockville, Revenue Bonds,
Series A-1,
5.00%, 11/01/2023	100,000	101,467
Series A-2,
2.25%, 11/01/2022	85,000	84,689
5.00%, 11/01/2023	345,000	350,061
County of Prince George, General Obligation Limited,
Series A,
3.00%, 07/01/2033 - 07/01/2034	19,305,000	19,488,333

Transamerica Funds	Page 10

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
4.00%, 07/01/2050	$ 115,000	$ 112,477
Maryland Stadium Authority Built to Learn Revenue, Revenue Bonds,
Series A,
4.00%, 06/01/2052	26,715,000	26,739,487

		46,876,514

Massachusetts - 1.1%
Lynn Housing Authority & Neighborhood Development, Revenue Bonds,
4.25%, 10/01/2028	315,000	320,016
4.38%, 10/01/2029	300,000	304,895
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2039	250,000	263,804
Series C, AGM,
4.00%, 10/01/2045	515,000	513,287
Series J-2,
5.00%, 07/01/2048 - 07/01/2053	16,700,000	17,714,404
Massachusetts Housing Finance Agency, Revenue Bonds,
Series 183,
2.80%, 06/01/2031	175,000	173,552

		19,289,958

Michigan - 3.9%
Capac Community School District, General Obligation Unlimited,
BAM,
4.00%, 05/01/2027 - 05/01/2029	575,000	622,606
Clarkston Community Schools, General Obligation Unlimited,
Series I,
5.00%, 05/01/2041	20,000	22,283
Detroit Wayne County Stadium Authority, Revenue Bonds,
AGM,
5.00%, 10/01/2026	2,795,000	2,808,365
Eastern Michigan University, Revenue Bonds,
Series A, BAM-TCRS,
4.00%, 03/01/2047	1,795,000	1,802,642
Grand Rapids Economic Development Corp., Revenue Bonds,
3.00%, 11/01/2022	410,000	409,683
Grand Rapids Public Schools, General Obligation Unlimited,
AGM,
5.00%, 05/01/2030	370,000	407,149
Lake City Area Schools, General Obligation Unlimited,
BAM,
5.00%, 05/01/2035	2,675,000	2,942,561
Michigan Finance Authority, Revenue Bonds,
4.00%, 12/01/2036 - 12/01/2046	8,915,000	8,996,432
5.00%, 05/15/2054	38,800,000	40,581,262
Series A,
4.00%, 11/15/2050	250,000	242,845
Series C,
5.25%, 10/01/2043	20,000	20,854
Michigan Strategic Fund, Revenue Bonds,
5.00%, 11/15/2049	2,450,000	2,406,843

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Southgate Community School District, General Obligation Unlimited,
5.00%, 05/01/2032 - 05/01/2035	$ 1,850,000	$ 2,044,083
Stockbridge Community Schools, General Obligation Unlimited,
Series A,
5.00%, 05/01/2031	375,000	415,074
Sturgis Public School District, General Obligation Unlimited,
Series A,
5.00%, 05/01/2026	45,000	48,908
Tri-County Area School District, General Obligation Unlimited,
AGM,
4.00%, 05/01/2044	5,170,000	5,290,328
Warren Consolidated Schools, General Obligation Unlimited,
AGM,
4.00%, 05/01/2027	500,000	540,916
Wayne County Airport Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2032	250,000	275,802
Zeeland Public Schools, General Obligation Unlimited,
Series B, BAM,
5.00%, 05/01/2030	750,000	850,069

		70,728,705

Minnesota - 1.9%
City of Apple Valley, Revenue Bonds,
4.25%, 09/01/2038	1,000,000	952,841
City of Deephaven, Revenue Bonds,
Series A,
4.38%, 10/01/2027	240,000	238,837
4.40%, 07/01/2025	70,000	70,878
City of Minneapolis, Revenue Bonds,
4.00%, 11/15/2037	1,195,000	1,222,061
Series A, AGM-CR,
5.00%, 11/15/2035 - 11/15/2036	21,125,000	23,473,765
City of Red Wing, Revenue Bonds,
Series A,
5.00%, 08/01/2047	1,250,000	1,146,601
City of Stillwater, Tax Allocation,
3.00%, 02/01/2023 - 02/01/2027	1,545,000	1,542,558
4.00%, 02/01/2030	500,000	503,226
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	930,000	852,268
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds,
Series A,
5.00%, 11/15/2026 - 12/01/2030	1,060,000	1,149,858
Series B,
4.25%, 04/01/2025	100,000	99,647
Minnesota Housing Finance Agency, Revenue Bonds,
Series A,
4.00%, 08/01/2031	100,000	105,112
Series D, GNMA, FNMA, FHLMC,
1.95%, 01/01/2032	1,135,000	1,021,809
2.00%, 07/01/2032	545,000	489,122

Transamerica Funds	Page 11

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Minnesota Housing Finance Agency, Revenue Bonds, (continued)
Series F, GNMA, FNMA, FHLMC,
2.30%, 07/01/2032	$ 560,000	$ 545,279
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	675,000	617,912

		34,031,774

Mississippi - 0.3%
Mississippi Development Bank, Revenue Bonds,
AGM,
6.88%, 12/01/2040	3,160,000	3,314,932
AGM-CR,
5.25%, 02/01/2049	2,745,000	3,081,479

		6,396,411

Missouri - 0.7%
Branson Industrial Development Authority, Tax Allocation,
Series A,
4.00%, 11/01/2022	350,000	350,009
Health & Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 02/01/2029	2,145,000	2,277,245
Lincoln University Auxiliary System Revenue, Revenue Bonds,
AGM,
4.00%, 06/01/2037	315,000	325,783
5.00%, 06/01/2027	830,000	940,006
Missouri Health & Educational Facilities Authority Revenue, Revenue Bonds,
4.00%, 06/01/2053	4,900,000	4,765,857
Missouri Housing Development Commission, Revenue Bonds,
Series B, GNMA, FNMA, FHLMC,
2.55%, 11/01/2029	180,000	177,495
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds,
5.00%, 12/01/2043	250,000	272,341
Missouri Southern State University, Revenue Bonds,
Series A, AGM,
4.00%, 10/01/2037	170,000	176,333
St. Louis Municipal Finance Corp., Revenue Bonds,
Series A, AGM,
5.00%, 02/15/2030 - 02/15/2033	2,835,000	3,143,425
St. Louis Municipal Library District, Certificate of Participation,
BAM,
4.00%, 03/15/2048	560,000	571,164

		12,999,658

Montana - 0.1%
Montana Facility Finance Authority, Revenue Bonds,
5.00%, 07/01/2030	420,000	468,858
Series C,
5.00%, 06/01/2025	425,000	456,332

		925,190

Nebraska - 0.6%
Central Plains Energy Project, Revenue Bonds,
Series A,
5.00%, 09/01/2034	530,000	589,858

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Nebraska (continued)
Madison County Hospital Authority No. 1, Revenue Bonds,
5.00%, 07/01/2025	$ 1,765,000	$ 1,890,781
Southeast Community College Area, Revenue Bonds,
AGM,
4.00%, 03/15/2042 - 03/15/2052	8,155,000	8,234,194

		10,714,833

Nevada - 0.0% (C)
Henderson Local Improvement Districts, Special Assessment,
2.50%, 09/01/2025	120,000	120,170
Nevada System of Higher Education, Revenue Bonds,
Series A,
5.00%, 07/01/2024	25,000	25,756

		145,926

New Jersey - 3.4%
City of Atlantic City, General Obligation Unlimited,
Series B, AGM,
5.00%, 03/01/2037	900,000	981,353
City of Paterson, General Obligation Unlimited,
BAM,
5.00%, 01/15/2024	775,000	786,048
County of Essex, General Obligation Unlimited,
Series A,
2.00%, 08/15/2033	990,000	871,593
Series B,
2.00%, 08/15/2033	1,400,000	1,232,556
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (F) (G)	535,000	454,750
Lindenwold Boro School District, General Obligation Unlimited,
4.00%, 02/01/2039 - 02/01/2044	7,355,000	7,569,411
New Jersey Economic Development Authority, Revenue Bonds,
5.00%, 11/01/2044	6,245,000	6,665,666
Series A,
3.50%, 09/01/2022 (B) (D)	40,000	40,004
4.25%, 09/01/2027 (B)	200,000	202,059
5.00%, 09/01/2037 (B)	750,000	754,982
Series A, BAM,
3.13%, 07/01/2031	2,695,000	2,648,412
5.00%, 07/01/2027 - 07/01/2028	7,095,000	7,941,504
Series A, BAM-TCRS,
5.00%, 06/15/2027	2,490,000	2,790,215
Series B,
4.25%, 09/01/2022 (B) (D)	50,000	49,967
Series DDD,
5.00%, 06/15/2042	2,000,000	2,112,348
Series DDD, BAM-TCRS,
5.00%, 06/15/2027	1,000,000	1,120,568
Series WW,
5.25%, 06/15/2040	935,000	975,946
New Jersey Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 07/01/2050	330,000	311,782

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Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Revenue Bonds,
Series A,
2.38%, 12/01/2029	$ 585,000	$ 585,000
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series C, AGM,
Zero Coupon, 12/15/2029	5,190,000	4,208,882
Series C, AMBAC, BAM-TCRS,
Zero Coupon, 12/15/2028	2,625,000	2,206,557
Parking Authority of the City of Trenton, Revenue Bonds,
Series B, AGM,
4.00%, 04/01/2027	325,000	348,354
State of New Jersey, General Obligation Unlimited,
5.00%, 06/01/2039 - 06/01/2041	9,250,000	10,132,964
Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
5.25%, 06/01/2046	7,000,000	7,405,875

		62,396,796

New York - 5.4%
Brookhaven Local Development Corp., Revenue Bonds,
Series B,
4.00%, 11/01/2045	1,000,000	980,641
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AGM,
4.00%, 07/15/2029 - 07/15/2035	3,935,000	4,152,734
Broome County Local Development Corp., Revenue Bonds,
AGM,
5.00%, 04/01/2030	400,000	465,121
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
5.00%, 10/01/2037	400,000	419,213
Series A,
3.88%, 08/01/2027	2,545,000	2,512,573
5.00%, 08/01/2037	1,320,000	1,335,696
Buffalo Municipal Water Finance Authority, Revenue Bonds,
Series A, AGM,
5.00%, 07/01/2039	55,000	60,649
City of Niagara Falls, General Obligation Limited,
BAM,
5.00%, 05/15/2028	55,000	60,952
County of Nassau, General Obligation Limited,
Series A, AGM,
5.00%, 04/01/2043	550,000	605,910
County of Suffolk, General Obligation Limited,
Series D, BAM,
4.00%, 10/15/2027 - 10/15/2028	2,195,000	2,381,128
East Ramapo Central School District, General Obligation Unlimited,
AGM,
5.00%, 03/15/2039 - 03/15/2047	7,235,000	8,063,438
Jefferson County Civic Facility Development Corp., Revenue Bonds,
Series A,
4.00%, 11/01/2030	250,000	251,186

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Lockport City School District, General Obligation Unlimited,
2.50%, 08/01/2028	$ 420,000	$ 428,818
Metropolitan Transportation Authority, Revenue Bonds,
Series C, AGM-CR,
5.00%, 11/15/2038	4,135,000	4,554,692
Series D-1, BAM,
5.00%, 11/15/2033	10,425,000	11,113,700
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds,
Series A,
5.00%, 11/15/2051	2,000,000	2,003,378
New York City Housing Development Corp., Revenue Bonds,
Series A, AGM,
4.10%, 07/01/2042	25,000	25,009
Series C-1,
2.45%, 11/01/2027	65,000	64,565
Series I, FNMA,
Fixed until 02/01/2026, 2.95% (A), 11/01/2045	4,950,000	5,022,148
New York City Industrial Development Agency, Revenue Bonds,
AGM,
4.00%, 03/01/2032	5,205,000	5,629,864
5.00%, 01/01/2030	1,325,000	1,509,642
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds,
Series S1A,
4.00%, 07/15/2036	2,850,000	2,963,400
New York Counties Tobacco Trust VI, Revenue Bonds,
Series C,
3.75%, 06/01/2045	180,000	151,734
New York State Dormitory Authority, Revenue Bonds,
4.00%, 07/01/2046	690,000	673,260
FHA,
4.00%, 08/01/2034 - 02/01/2040	1,380,000	1,400,049
Series A,
4.00%, 07/01/2048	4,250,000	4,171,654
5.00%, 10/01/2033	100,000	110,588
Series A, AGM,
4.00%, 10/01/2034	3,900,000	4,144,493
5.00%, 10/01/2033	1,155,000	1,330,670
Series A, AGM,
5.00%, 10/01/2034	160,000	180,020
Series A-1,
4.00%, 07/01/2028 - 07/01/2046	3,210,000	3,288,488
Series C, AGM,
4.00%, 10/01/2035	265,000	276,992
New York State Thruway Authority, Revenue Bonds,
Series A,
5.25%, 01/01/2056	4,420,000	4,660,527
Series O,
4.00%, 01/01/2041	9,695,000	9,836,525
Niagara Tobacco Asset Securitization Corp., Revenue Bonds,
4.00%, 05/15/2029	125,000	125,101
Oneida County Local Development Corp. Revenue, Revenue Bonds,
AGM,
4.00%, 12/01/2049	2,000,000	2,016,498

Transamerica Funds	Page 13

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Port Authority of New York & New Jersey, Revenue Bonds,
5.00%, 09/01/2048	$ 1,350,000	$ 1,470,333
State of New York Mortgage Agency, Revenue Bonds,
Series 190,
3.45%, 10/01/2030	110,000	110,721
Town of North Hempstead, General Obligation Limited,
Series A,
2.75%, 03/15/2031 - 03/15/2033	2,330,000	2,355,099
Town of Oyster Bay, General Obligation Limited,
Series B, AGM,
3.00%, 08/15/2030 - 08/15/2034	6,605,000	6,623,862
Windsor Central School District, General Obligation Unlimited,
3.00%, 06/15/2030 - 06/15/2031	285,000	286,732

		97,817,803

North Carolina - 2.0%
Charlotte-Mecklenburg Hospital Authority, Revenue Bonds,
Series A,
4.00%, 01/15/2037	9,925,000	10,033,714
North Carolina Housing Finance Agency, Revenue Bonds,
Series 38-B,
2.38%, 01/01/2025	855,000	859,366
2.45%, 07/01/2025	505,000	508,450
North Carolina Medical Care Commission, Revenue Bonds,
4.00%, 11/01/2049	7,845,000	7,889,294
5.00%, 01/01/2038	560,000	589,226
Series A,
5.00%, 10/01/2040 - 10/01/2050	3,990,000	4,189,273
Series B-1,
2.55%, 09/01/2026	1,575,000	1,511,577
Series B-2,
2.30%, 09/01/2025	1,250,000	1,207,247
North Carolina Turnpike Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2035 - 01/01/2049	6,295,000	7,028,619
Winston-Salem State University, Revenue Bonds,
BAM,
5.00%, 06/01/2029 - 06/01/2036	2,840,000	3,090,648

		36,907,414

North Dakota - 0.4%
City of Grand Forks, Revenue Bonds,
4.00%, 12/01/2051	7,305,000	6,808,673
Fargo Public School District No. 1, General Obligation Limited,
Series A,
3.00%, 08/01/2026	25,000	25,507

		6,834,180

Ohio - 3.5%
Brunswick City School District, General Obligation Unlimited,
Series A,
5.00%, 12/01/2032 - 12/01/2034	170,000	174,905

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-2, Class 2,
5.00%, 06/01/2055	$ 40,340,000	$ 40,279,268
Series B-3, Class 2,
Zero Coupon, 06/01/2057	38,000,000	5,526,766
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	1,515,000	1,423,942
Cleveland Heights & University Heights City School District, General Obligation Unlimited,
4.00%, 12/01/2029 - 12/01/2030	845,000	912,077
Conotton Valley Union Local School District, Certificate of Participation,
AGM,
4.00%, 12/01/2035	150,000	155,123
AGM,
4.00%, 12/01/2037	440,000	453,261
County of Franklin, Revenue Bonds,
Series A,
5.00%, 12/01/2047	840,000	900,588
County of Scioto, Revenue Bonds,
AGM-CR,
3.50%, 02/15/2038	330,000	327,207
Dayton City School District, Certificate of Participation,
4.00%, 12/01/2026	295,000	317,885
Euclid City School District, Certificate of Participation,
BAM,
4.00%, 12/01/2044	565,000	573,161
Little Miami Local School District, General Obligation Unlimited,
Series B,
5.00%, 11/01/2048	1,795,000	1,907,946
Ohio Air Quality Development Authority, Revenue Bonds,
Series B,
Fixed until 11/01/2024, 1.38% (A), 02/01/2026	1,675,000	1,593,135
Series C,
Fixed until 11/04/2025, 1.50% (A), 02/01/2026	2,000,000	1,864,840
Ohio Higher Educational Facility Commission, Revenue Bonds,
Series B,
4.00%, 07/01/2046	1,050,000	1,037,071
Ohio Housing Finance Agency, Revenue Bonds,
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	615,000	605,746
3.40%, 09/01/2037	1,650,000	1,619,352
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2031	1,040,000	1,088,497
Summit County Development Finance Authority, Revenue Bonds,
4.00%, 12/01/2028 - 12/01/2032	570,000	573,627
Wayne County Southeast Local School District, Certificate of Participation,
BAM,
4.00%, 12/01/2028 - 12/01/2033	1,365,000	1,492,562

		62,826,959

Transamerica Funds	Page 14

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oklahoma - 0.1%
Cleveland County Educational Facilities Authority, Revenue Bonds,
5.00%, 06/01/2023	$ 45,000	$ 46,196
Garfield County Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2027	1,315,000	1,459,932
Oklahoma City Public Property Authority, Revenue Bonds,
4.50%, 10/01/2036	150,000	150,174
Oklahoma Housing Finance Agency, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
2.75%, 09/01/2034	50,000	49,023

		1,705,325

Oregon - 1.2%
City of Boardman, General Obligation Unlimited,
BAM,
3.00%, 06/15/2037 - 06/15/2039	1,005,000	942,574
City of Sherwood, General Obligation Limited,
Series B,
4.00%, 06/01/2051	3,115,000	3,172,327
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds,
3.00%, 09/01/2035	770,000	713,080
Medford Hospital Facilities Authority, Revenue Bonds,
Series A,
4.00%, 08/15/2050	850,000	838,273
5.00%, 08/15/2037	2,000,000	2,224,988
Series A, AGM,
4.00%, 08/15/2040	3,720,000	3,765,597
Oregon State Facilities Authority, Revenue Bonds,
Series A,
5.50%, 06/15/2035 (B)	750,000	768,515
State of Oregon Housing & Community Services Department, Revenue Bonds,
Series A,
2.45%, 07/01/2034	3,090,000	2,805,512
2.65%, 07/01/2039	7,025,000	6,123,001

		21,353,867

Pennsylvania - 6.7%
Aliquippa Municipal Water Authority Water & Sewer Revenue, Revenue Bonds,
BAM,
4.00%, 11/15/2051	305,000	311,196
Allegheny County Hospital Development Authority, Revenue Bonds,
Series A,
4.00%, 07/15/2036 - 07/15/2038	13,425,000	13,555,518
Allegheny County Sanitary Authority, Revenue Bonds,
AGM,
4.00%, 12/01/2035	100,000	103,745
Beaver County Economic Development Authority, Revenue Bonds,
BAM,
4.00%, 11/15/2035 - 11/15/2036	3,250,000	3,402,591

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Borough of Monaca, General Obligation Unlimited,
Series C, BAM,
4.00%, 11/15/2050	$ 500,000	$ 508,008
Bradys Run Sanitary Authority Sewer System Revenue, Revenue Bonds,
AGM,
4.00%, 12/01/2045	395,000	405,225
Bristol Township School District, General Obligation Limited,
BAM-TCRS,
5.00%, 06/01/2027	80,000	82,248
Bucks County Industrial Development Authority, Revenue Bonds,
5.00%, 10/01/2033 - 10/01/2037	1,950,000	2,057,489
County of Lackawanna, General Obligation Unlimited,
BAM,
4.00%, 09/15/2032 - 09/15/2033	5,185,000	5,512,515
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2029	900,000	933,422
Delaware County Authority, Revenue Bonds,
4.00%, 10/01/2022	40,000	40,118
Delaware Valley Regional Finance Authority, Revenue Bonds,
Series B, AMBAC,
5.70%, 07/01/2027	350,000	408,638
Erie Sewer Authority, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2036	2,000,000	2,290,717
Geisinger Authority, Revenue Bonds,
Series A-1,
5.00%, 02/15/2045	4,375,000	4,602,618
Indiana County Hospital Authority, Revenue Bonds,
Series A,
5.50%, 06/01/2029	250,000	257,714
Lancaster Industrial Development Authority, Revenue Bonds,
4.00%, 12/01/2044	1,070,000	1,083,789
Lancaster School District, General Obligation Limited,
Series A, AGM,
5.00%, 06/01/2031	75,000	81,130
Montgomery County Industrial Development Authority, Revenue Bonds,
4.00%, 10/01/2041	640,000	600,407
Mountaintop Area Joint Sanitary Authority, Revenue Bonds,
BAM,
4.00%, 12/15/2049	3,855,000	3,949,783
Series A, BAM,
4.00%, 12/15/2046	1,390,000	1,421,597
Penn Delco School District, General Obligation Limited,
4.00%, 06/01/2045	975,000	993,789
Penn Hills School District, General Obligation Limited,
Series A, BAM,
5.00%, 11/15/2025	85,000	93,112
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
4.00%, 08/15/2044 - 08/15/2049	18,150,000	18,227,884
Series AAGM,
4.00%, 05/01/2040 - 05/01/2041	7,665,000	7,695,969

Transamerica Funds	Page 15

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Revenue Bonds,
Series 121,
2.20%, 04/01/2026	$ 1,220,000	$ 1,212,397
2.25%, 10/01/2026	370,000	366,979
Series 124B,
2.55%, 10/01/2027	520,000	516,898
2.65%, 04/01/2028	745,000	739,142
2.75%, 10/01/2028	1,250,000	1,241,807
Series 129,
2.20%, 04/01/2027	95,000	93,621
2.25%, 10/01/2027	80,000	78,753
2.40%, 10/01/2028	810,000	793,274
2.45%, 04/01/2029 - 10/01/2029	2,545,000	2,476,619
2.55%, 04/01/2030	1,280,000	1,236,599
2.60%, 10/01/2030	455,000	438,963
Pennsylvania Turnpike Commission, Revenue Bonds,
Series A,
5.00%, 12/01/2044	8,410,000	9,117,992
Series A, AGM,
4.00%, 12/01/2049	11,650,000	11,905,056
Series B,
5.00%, 12/01/2034	45,000	46,924
Series B, BAM-TCRS,
5.25%, 12/01/2044	8,075,000	8,499,600
Series C,
5.00%, 12/01/2044	300,000	311,347
Series E,
6.38% (E), 12/01/2038	530,000	621,996
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Revenue Bonds,
Series B,
5.00%, 12/01/2038	1,230,000	1,358,004
Philadelphia Gas Works Co., Revenue Bonds,
4.00%, 10/01/2036 - 10/01/2037	300,000	306,164
Series A, AGM,
5.00%, 08/01/2050	1,365,000	1,529,691
Reading School District, General Obligation Unlimited,
Series A, AGM,
5.00%, 02/01/2026 - 02/01/2027	1,940,000	2,086,613
School District of Philadelphia, General Obligation Limited,
Series A,
4.00%, 09/01/2036	1,235,000	1,282,756
State Public School Building Authority, Revenue Bonds,
5.00%, 09/15/2022	80,000	80,345
Series A, AGM,
5.00%, 06/01/2032	1,840,000	2,034,377
Township of Northampton, General Obligation Limited,
4.00%, 05/15/2046	350,000	356,779
Upper Dublin School District, General Obligation Limited,
Series A,
4.00%, 05/15/2037 - 05/15/2044	1,425,000	1,442,794
Series A,
4.00%, 05/15/2038 - 05/15/2039	385,000	391,034

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Wilkes-Barre Area School District, General Obligation Limited,
BAM,
4.00%, 04/15/2054	$ 1,105,000	$ 1,108,967
5.00%, 04/15/2059	440,000	486,354

		120,781,067

Puerto Rico - 0.7%
Children’s Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	125,000	127,108
Commonwealth of Puerto Rico, General Obligation Unlimited,
4.00%, 07/01/2022 (H)	315,794	315,794
5.50%, 07/01/2029	85,984	89,763
Puerto Rico Electric Power Authority, Revenue Bonds,
Series DDD, AGM,
3.65%, 07/01/2024	620,000	616,588
5.00%, 07/01/2023	40,000	40,711
Series RR, AGC,
5.00%, 07/01/2028	345,000	351,128
Series SS, AGC,
4.38%, 07/01/2030	145,000	145,038
Series SS, AGM,
5.00%, 07/01/2030	2,100,000	2,137,303
Series TT, AGC-ICC,
5.00%, 07/01/2032	50,000	50,888
Series UU, AGC,
4.25%, 07/01/2027	20,000	20,003
5.00%, 07/01/2026	650,000	661,546
Series UU, AGM,
4.00%, 07/01/2023	120,000	119,998
5.00%, 07/01/2023 - 07/01/2024	870,000	885,454
Series VV, AGM,
5.25%, 07/01/2027	40,000	40,948
Puerto Rico Highway & Transportation Authority, Revenue Bonds,
AGC-ICC,
5.00%, 07/01/2028	30,000	30,206
Series A, AGC-ICC,
4.75%, 07/01/2038	185,000	185,100
Series A, AGM-CR,
4.75%, 07/01/2038	395,000	395,213
Series CC, AGM,
5.25%, 07/01/2034 - 07/01/2036	300,000	306,262
Series CC, AGM-CR,
5.50%, 07/01/2029 - 07/01/2031	160,000	166,760
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	3,575,000	3,599,518
Series E, AGM,
5.50%, 07/01/2023	65,000	66,429
Series M, AGC-ICC,
5.00%, 07/01/2032 - 07/01/2037	1,175,000	1,183,155
Series N, AGC,
5.25%, 07/01/2034 - 07/01/2036	260,000	265,178
Series N, AGM-CR, AGC,
5.25%, 07/01/2034	335,000	342,088
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	99,780
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AGM,
5.00%, 08/01/2022 - 08/01/2027	1,520,000	1,534,033

		13,775,992

Transamerica Funds	Page 16

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Rhode Island - 1.0%
Providence Public Building Authority, Revenue Bonds,
Series A, AGM,
5.00%, 09/15/2026 - 09/15/2037	$ 10,785,000	$ 12,074,075
Providence Redevelopment Agency, Revenue Bonds,
Series A, AGM-CR,
5.00%, 04/01/2027	1,200,000	1,294,812
Rhode Island Commerce Corp., Revenue Bonds,
BAM-TCRS,
5.00%, 07/01/2034	1,395,000	1,556,661
Rhode Island Health & Educational Building Corp., Revenue Bonds,
5.00%, 05/15/2028 - 05/15/2029	2,360,000	2,489,114
Series C,
5.00%, 09/15/2027	180,000	200,228
Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
5.00%, 06/01/2027	1,075,000	1,129,306

		18,744,196

South Carolina - 0.8%
Patriots Energy Group, Revenue Bonds,
Series A,
4.00%, 06/01/2051	1,400,000	1,389,257
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
4.00%, 12/01/2044	10,705,000	10,727,008
5.00%, 10/01/2026 (B)	2,050,000	2,098,232
Spartanburg Regional Health Services District, Revenue Bonds,
Series A, AGM,
4.00%, 04/15/2036 - 04/15/2045	885,000	887,304

		15,101,801

South Dakota - 0.0% (C)
South Dakota Housing Development Authority, Revenue Bonds,
Series B, GNMA, FNMA, FHLMC,
2.80%, 11/01/2027	55,000	55,689
Series F, GNMA, FNMA, FHLMC,
2.70%, 05/01/2028	95,000	95,899
2.75%, 11/01/2028	525,000	529,742

		681,330

Tennessee - 0.7%
City of Jackson, Revenue Bonds,
5.00%, 04/01/2041	150,000	160,074
Greeneville Health & Educational Facilities Board, Revenue Bonds,
4.00%, 07/01/2040	5,000,000	4,986,399
Series A,
5.00%, 07/01/2034	3,035,000	3,081,207
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A,
5.00%, 01/01/2026	100,000	108,360
Tennessee Housing Development Agency, Revenue Bonds,
Series 1,
2.95%, 01/01/2026	45,000	46,085
Series B-2,
2.25%, 01/01/2025	40,000	40,100

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee (continued)
Tennessee Housing Development Agency, Revenue Bonds, (continued)
2.95%, 07/01/2028	$ 2,095,000	$ 2,107,243
3.05%, 07/01/2029	2,690,000	2,703,055

		13,232,523

Texas - 1.9%
City of Laredo International Toll Bridge System Revenue, Revenue Bonds,
AGM,
5.00%, 10/01/2022	90,000	90,518
City of Liberty Hill, Special Assessment,
3.38%, 09/01/2042 (B)	1,000,000	841,625
City of Pearland, General Obligation Limited,
5.00%, 03/01/2023	25,000	25,498
City of Round Rock, Revenue Bonds,
AGM,
4.00%, 12/01/2035 - 12/01/2037	1,445,000	1,532,569
City of Rowlett, Special Assessment,
3.13%, 09/15/2031 (B)	226,000	202,106
City of Temple, Tax Allocation,
BAM,
4.00%, 08/01/2039 - 08/01/2041	700,000	732,198
County of Kaufman, General Obligation Limited,
Series A,
4.00%, 02/15/2045	250,000	254,913
Dallas County Flood Control District No. 1, General Obligation Unlimited,
5.00%, 04/01/2023 - 04/01/2024 (B)	2,320,000	2,341,383
Dallas-Fort Worth International Airport, Revenue Bonds,
Series C,
5.00%, 11/01/2034	40,000	41,164
Decatur Hospital Authority, Revenue Bonds,
Series B, AGM,
4.00%, 09/01/2050	4,395,000	4,298,283
Denton County Elm Ridge Water Control & Improvement District, General Obligation Unlimited,
AGM,
2.75%, 09/01/2030	80,000	80,104
El Paso County Hospital District, General Obligation Limited,
5.00%, 08/15/2026	150,000	154,323
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited,
BAM,
4.00%, 09/01/2029 - 09/01/2032	380,000	386,248
Grand Parkway Transportation Corp., Revenue Bonds,
Series B,
5.00%, 04/01/2053	25,000	25,995
Harris County Municipal Utility District No. 399, General Obligation Unlimited,
AGM,
4.00%, 09/01/2033	270,000	276,778
Harris County-Houston Sports Authority, Revenue Bonds,
Series A, AGM,
5.00%, 11/15/2027	35,000	36,937

Transamerica Funds	Page 17

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited,
AGM,
3.00%, 09/01/2033	$ 150,000	$ 149,340
Nacogdoches County Hospital District, Revenue Bonds,
AGM,
4.00%, 05/15/2037	400,000	400,277
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
3.00%, 01/01/2024	80,000	77,903
5.00%, 01/01/2024 - 01/01/2028	3,125,000	3,210,081
North Central Texas Health Facility Development Corp., Revenue Bonds,
5.00%, 08/15/2022	90,000	90,107
Northwoods Road District No. 1, General Obligation Unlimited,
BAM,
4.00%, 08/15/2027	140,000	150,609
Old Spanish Trail-Alemda Corridors Redevelopment Authority, Tax Allocation,
BAM,
4.00%, 09/01/2036 - 09/01/2037	2,450,000	2,583,597
Pecos Barstow Toyah Independent School District, General Obligation Unlimited,
4.00%, 02/15/2041	1,950,000	1,967,921
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	350,000	344,919
Southwest Houston Redevelopment Authority, Tax Allocation,
Series B, AGM,
5.00%, 09/01/2034	2,000,000	2,197,676
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 02/15/2041	1,000,000	1,071,779
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds,
5.00%, 12/15/2032	6,240,000	6,894,153
Texas Water Development Board, Revenue Bonds,
4.00%, 10/15/2049	425,000	429,251
Travis County Municipal Utility District No. 4, General Obligation Unlimited,
AGM,
4.00%, 09/01/2035	450,000	450,314
Viridian Municipal Management District, General Obligation Unlimited,
BAM,
4.00%, 12/01/2026	430,000	450,196
Wichita Falls Economic Development Corp., Revenue Bonds,
AGM,
4.00%, 09/01/2046 - 09/01/2050	2,110,000	2,149,217

		33,937,982

U.S. Virgin Islands - 0.0% (C)
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032 (D)	200,000	202,123

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah - 0.1%
City of Herriman Water Revenue, Revenue Bonds,
AGM,
4.00%, 01/01/2038	$ 500,000	$ 523,859
Utah Charter School Finance Authority, Revenue Bonds,
4.00%, 10/15/2022 - 10/15/2025	635,000	655,476
4.25%, 04/15/2034	120,000	121,744

		1,301,079

Vermont - 0.2%
City of Burlington, General Obligation Unlimited,
Series A,
5.00%, 11/01/2035	215,000	244,100
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds,
Series A,
5.00%, 12/01/2027	295,000	320,986
Vermont Housing Finance Agency, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
3.13%, 11/01/2042	755,000	731,185
Series D, GNMA, FNMA, FHLMC,
2.90%, 05/01/2029	120,000	121,829
Vermont Municipal Bond Bank, Revenue Bonds,
Series A,
4.00%, 10/01/2040	375,000	388,480
Vermont Public Power Supply Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2025 - 07/01/2027	1,220,000	1,344,877

		3,151,457

Virginia - 0.4%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds,
AGM,
5.00%, 07/01/2041	2,635,000	2,799,715
Hampton Roads Transportation Accountability Commission, Revenue Bonds,
Series A,
4.00%, 07/01/2052	1,920,000	1,947,177
Loudoun County Economic Development Authority, Revenue Bonds,
Zero Coupon, 07/01/2049	8,050,000	2,939,042

		7,685,934

Washington - 0.3%
Central Puget Sound Regional Transit Authority, Revenue Bonds,
NATL,
4.75%, 02/01/2028	45,000	47,852
Washington Health Care Facilities Authority, Revenue Bonds,
5.00%, 10/01/2044	4,115,000	4,205,394
Series A,
4.00%, 08/15/2046	100,000	97,717
Series B,
5.00%, 10/01/2026	85,000	94,285
Washington State Housing Finance Commission, Revenue Bonds,
3.70%, 07/01/2023 (B) (D)	40,000	39,853

Transamerica Funds	Page 18

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Washington State Housing Finance Commission, Revenue Bonds, (continued)
5.00%, 07/01/2033 (B)	$ 375,000	$ 374,983
Series 3-N, GNMA, FNMA, FHLMC,
2.85%, 12/01/2028	265,000	267,155

		5,127,239

West Virginia - 0.1%
City of Buckhannon, Revenue Bonds,
Series C,
4.25%, 08/01/2022 - 08/01/2023	1,090,000	1,090,374
West Virginia Housing Development Fund, Revenue Bonds,
Series B,
3.70%, 11/01/2032	610,000	625,233

		1,715,607

Wisconsin - 1.6%
Public Finance Authority, Revenue Bonds,
3.00%, 04/01/2025 (B)	255,000	252,352
4.00%, 09/01/2029 (B)	850,000	841,196
4.00% (A), 10/01/2041	16,820,000	18,141,287
Series A,
4.00%, 01/01/2045	1,500,000	1,477,689
5.00%, 06/01/2027 - 07/01/2038	725,000	755,504
Series A, AGM,
4.00%, 07/01/2038 - 07/01/2055	2,505,000	2,522,737
5.00%, 07/01/2036 - 07/01/2054	1,145,000	1,249,349
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
3.50%, 08/01/2022	190,000	190,000
5.00%, 08/15/2022 - 08/01/2039	3,225,000	3,197,905

		28,628,019

Wyoming - 1.2%
Carbon County Specific Purpose Tax Joint Powers Board, Revenue Bonds,
Series A,
4.00%, 06/15/2026 - 06/15/2035	3,995,000	4,159,642
University of Wyoming, Revenue Bonds,
Series C,
4.00%, 06/01/2037 - 06/01/2038	13,925,000	14,463,966
Wyoming Community Development Authority, Revenue Bonds,
Series 1,
2.30%, 12/01/2031	255,000	242,989
Series 2,
2.95%, 06/01/2033	2,485,000	2,388,116

		21,254,713

Total Municipal Government Obligations (Cost $1,886,450,086)		1,759,510,693

U.S. GOVERNMENT OBLIGATION - 1.4%
U.S. Treasury - 1.4%
U.S. Treasury Note
2.88%, 05/15/2032	25,000,000	25,496,094

Total U.S. Government Obligation (Cost $25,296,451)		25,496,094

Total Investments (Cost $1,911,746,537)		1,785,006,787
Net Other Assets (Liabilities) - 1.5%		26,831,203

Net Assets - 100.0%		$ 1,811,837,990

Transamerica Funds	Page 19

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,759,510,693	$—	$1,759,510,693
U.S. Government Obligation	—	25,496,094	—	25,496,094

Total Investments	$—	$1,785,006,787	$—	$1,785,006,787

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $17,507,952, representing 1.0% of the Fund’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Restricted securities. At July 31, 2022, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	California Municipal Finance Authority Revenue Bonds Series A 4.00%, 11/01/2031	01/04/2022	$18,336,848	$16,022,243	0.9%
Municipal Government Obligations	Bradburn Metropolitan District No. 2 General Obligation Limited Series A 4.00%, 12/01/2028	03/08/2018	291,210	289,783	0.0	(C)
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series A 3.50%, 09/01/2022	09/18/2017	39,984	40,004	0.0	(C)
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 4.25%, 09/01/2022	09/18/2017	49,913	49,967	0.0	(C)
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds Series A, AGM-CR 5.00%, 10/01/2032	07/14/2020 - 02/09/2021	212,946	202,123	0.0	(C)
Municipal Government Obligations	Washington State Housing Finance Commission Revenue Bonds 3.70%, 07/01/2023	05/11/2018	40,002	39,853	0.0	(C)

Total			$18,970,903	$16,643,973	0.9%

(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2022; the maturity dates disclosed are the ultimate maturity dates.
(F)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2022, the total value of such securities is $3,143,150, representing 0.2% of the Fund’s net assets.
(G)	Non-income producing securities.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2022, the value of the security is $315,794, representing less than 0.1% of the Fund’s net assets.
(I)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 20

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

Transamerica Funds	Page 21

Transamerica Intermediate Muni

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Intermediate Muni (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

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